Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2018	December 31, 2017
Prepaid expenses	$383,0053	$224,941
Security deposits	43,280	159,330
Others	105,956	14,265
Total prepaid expenses and other current assets	$532,289	$398,536